SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net book amount, Beginning	$ 1,326,000
Net book amount, Ending	1,095,000	$ 1,326,000
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book amount, Beginning	1,326,000
New additions		1,561,000
Amortization	(231,000)	(235,000)
Net book amount, Ending	$ 1,095,000	$ 1,326,000